Reverse Acquisition	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Reverse Acquisition [Text Block]

4. Reverse Acquisition

On July 30, 2012, the Company closed the Acquisition pursuant to an Acquisition Agreement with Naked and SBH Acquisition Corp., the Company’s former subsidiary, whereby the Company acquired 100% of the issued and outstanding shares of Naked in exchange for 13,500,000 shares of common stock of the Company. Concurrent with the closing, 100,000 share purchase warrants outstanding, exercisable into 100,000 shares of common stock of Naked at $0.75 per share, were converted into warrants entitling the holders to purchase 214,506 shares of the Company’s common stock at an exercise price of $0.75 per share until July 30, 2014. The Company recorded an incremental value of $20,000 to general and administrative expenses as a result of this modification.

To facilitate the Acquisition, Naked agreed to: (i) continue from the federal jurisdiction of Canada to the jurisdiction of the State of Nevada and (ii) merge with the Company’s subsidiary, SBH Acquisition Corp., with Naked remaining as the surviving corporation. The continuation of Naked from Canada to the State of Nevada was completed on July 27, 2012 and the merger of Naked and SBH Acquisition Corp., with Naked as the surviving corporation, was completed on July 30, 2012. As a result of the foregoing, Naked became a wholly-owned subsidiary of the Company.

As the former stockholders of Naked now control 50% of the issued and voting shares of the Company and former management of Naked comprise more than 50% of the Board of Directors of the Company, the transaction was accounted for as a reverse acquisition and recapitalization of Naked. As Naked is deemed to be the acquirer for accounting purposes, its assets and liabilities are included in the consolidated balance sheet for the continuing entity at their historical carrying values and these consolidated financial statements are presented as a continuation of Naked.

The Company’s assets, liabilities and results of operations have been included in these condensed consolidated financial statements from July 30, 2012, the date of the Acquisition.

For accounting purposes, the transaction is reflected as a recapitalization of Naked and consideration for the Acquisition was deemed to be the book value of the net assets of the Company acquired on July 30, 2012, which approximates their fair values. The net identifiable assets of the Company at the date of the Acquisition were as follows:

Cash & receivable	$386,790
Accounts payable and advances payable	(108,789)
Due to a related party	(44,843)

Net assets acquired	$233,158

The carrying value of the net assets acquired was credited to the share capital of the combined entity. $375,000 in advances made to Naked in conjunction with the Acquisition, plus $8,133 in accrued interest, was debited against net assets as this was included in the portion of proceeds. In addition, acquisition costs of $34,951 paid were recorded as a charge against the equity of Naked balance sheets for the continuing entity at their historical carrying values and these condensed consolidated financial statements are presented as a continuation of Naked.

4.           Reverse Acquisition

On July 30, 2012, the Company closed the Acquisition pursuant to an Acquisition Agreement with Naked and SBH Acquisition Corp., the Company’s former subsidiary, whereby the Company acquired 100% of the issued and outstanding shares of Naked in exchange for 13,500,000 shares of common stock of the Company. Concurrent with the closing, 100,000 share purchase warrants outstanding, exercisable into 100,000 shares of common stock of Naked at $0.75 per share, were converted into warrants entitling the holders to purchase 214,506 shares of the Company’s common stock at an exercise price of $0.75 per share until July 30, 2014. The Company recorded an incremental value of $20,000 to general and administrative expenses as a result of this modification.

To facilitate the Acquisition, Naked agreed to: (i) continue from the federal jurisdiction of Canada to the jurisdiction of the State of Nevada and (ii) merge with the Company’s subsidiary, SBH Acquisition Corp., with Naked remaining as the surviving corporation. The continuation of Naked from Canada to the State of Nevada was completed on July 27, 2012 and the merger of Naked and SBH Acquisition Corp., with Naked as the surviving corporation, was completed on July 30, 2012. As a result of the foregoing, Naked became a wholly-owned subsidiary of the Company.

As the former stockholders of Naked now control 50% of the issued and voting shares of the Company and former management of Naked comprise more than 50% of the Board of Directors of the Company, the transaction was accounted for as a reverse acquisition and recapitalization of Naked. As Naked is deemed to be the acquirer for accounting purposes, its assets and liabilities are included in the consolidated balance sheet for the continuing entity at their historical carrying values and these consolidated financial statements are presented as a continuation of Naked.

The Company’s assets, liabilities and results of operations have been included in these consolidated financial statements from July 30, 2012, the date of the Acquisition.

For accounting purposes, the transaction is reflected as a recapitalization of Naked and consideration for the Acquisition was deemed to be the book value of the net assets of the Company acquired on July 30, 2012, which approximates their fair values. The net identifiable assets of the Company at the date of the Acquisition were as follows:

Cash & receivable	$386,790
Accounts payable and advances payable	(108,789)
Due to a related party	(44,843)

Net assets acquired	$233,158

The carrying value of the net assets acquired was credited to the share capital of the combined entity. $375,000 in advances made to Naked in conjunction with the Acquisition, plus $8,133 in accrued interest, was debited against net assets as this was included in the portion of proceeds. In addition, acquisition costs of $34,951 paid were recorded as a charge against the equity of Naked balance sheets for the continuing entity at their historical carrying values and these consolidated financial statements are presented as a continuation of Naked.